Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011 Restated	Dec. 31, 2010 Restated
Allowance for doubtful accounts	$ 64	$ 77	$ 45
Estimated allowance for appeals	$ 1,112	$ 484	$ 101
Series A convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Series A convertible preferred stock, Authorized shares	0	18,000,000	18,000,000
Series A convertible preferred stock, issued shares	0	5,296,000	5,296,000
Series A convertible preferred stock, outstanding shares	0	5,296,000	5,296,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized shares	500,000,000	60,000,000	60,000,000
Common stock, issued shares	45,321,000	37,667,000	37,667,000
Common stock, outstanding shares	45,321,000	37,667,000	37,667,000